Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	¥ 347,116,002	$ 49,384,817	¥ 103,336,878	¥ (510,365,983)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	5,008,745	712,603	6,016,997	1,299,670
(Reversal of) allowance for credit losses	21,649,689	3,080,140	(4,897,513)	(81,409,449)
Stock compensation expenses	22,062,990	3,138,941		55,658,036
Deferred tax assets	(2,740)	(390)	547,502	(2,666,910)
Loss/(gain) from short-term investment-unrealized	(395,536,231)	(56,273,650)	38,742,818
Loss from disposal of property and equipment			1,876
Loss/(gain) from disposal of subsidiary	(12,296,928)	(1,749,506)	54,718,523
Loss/(gain) from long-term investments	(14,715)	(2,094)	294,834	89,175,621
Amortization of operating lease right-of-use assets	1,216,929	173,135	1,005,700	939,988
Impairment loss for goodwill				243,334,346
Impairment loss from long-lived assets	14,845,533	2,112,101	35,839,687	5,499,260
Change in operating assets and liabilities:
Accounts receivables	(19,893,650)	(2,830,305)	7,479	85,969,933
Inventories				2,403,818
Prepaid services fees				51,057,663
Other receivables and prepaid expenses	(10,380,879)	(1,476,906)	(8,886,009)	(5,414,936)
Prepaid expenses and deposits	4,553,563	647,844	(4,598,881)
Accounts payable	8,477,252	1,206,074	(2,305,123)	4,869,870
Other payables and accrued liabilities	122,101,185	17,371,555	347,670,083	148,256,602
Deferred revenues	3,711,391	528,026	(6,772,957)	(833,113)
Operating lease liabilities	(1,129,805)	(160,739)	(979,430)	(1,214,310)
Taxes payable	6,244,012	888,347	7,431,961	2,001,119
Net cash provided by operating activities	117,732,343	16,749,993	567,174,425	88,561,225
CASH FLOWS FROM INVESTING ACTIVITIES:
Sale of long-term investments				160,540,094
Purchases of property and equipment	(58,747,271)	(8,358,080)	(28,641)	(68,069,105)
Purchases of short-term investments	(1,485,627,302)	(211,362,865)	(1,109,610,734)	(687,403,223)
Redemption of short-term investments	666,272,061	94,791,723	658,600,174	290,192,464
Cash received from disposal of subsidiary	2,977,491	423,613
Net cash used in investing activities	(875,125,021)	(124,505,609)	(451,039,201)	(304,739,770)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loan – banking facility	30,000,000	4,268,154	18,140,000	7,070,000
Payments to bank loans	(15,000,000)	(2,134,077)	(16,640,000)
Proceeds from related party loans			4,323,537	18,109
Repayments to related party loans			(18,796,012)	(3,228,306)
Cash received from security issuance	863,863,403	122,903,398	20,605,950
Cash received from convertible notes issuance	258,659,840	36,800,000	659,971,344
Net cash provided by financing activities	1,137,523,243	161,837,475	667,604,819	3,859,803
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(136,666,870)	(19,443,842)	(51,402,738)	(22,287,633)
CHANGE IN CASH AND CASH EQUIVALENTS	243,463,695	34,638,017	732,337,305	(234,606,375)
CASH AND CASH EQUIVALENTS, beginning of year	1,070,513,011	152,303,809	338,175,706	572,782,081
CASH AND CASH EQUIVALENTS, end of year	1,313,976,706	186,941,826	1,070,513,011	338,175,706
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	16,049	2,283	464,515	241,350
Cash paid for interest	759,426	108,045	759,480	736,031
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for Operating lease liabilities - current	1,198,129	170,460
Shares converted from convertible notes payable	963,803,649	$ 137,122,076	547,865,768
Cash and cash equivalents	1,313,976,706		1,070,513,011	338,175,706
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 1,313,976,706		¥ 1,070,513,011	¥ 338,175,706